SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the “Funds")

Effective April 22, 2013, the tables contained in the sections entitled “The Funds – Growth Balanced Fund - Portfolio Allocation and Management ” and “The Funds – Moderate Balanced Fund - Portfolio Allocation and Management ”   in the Funds' prospectuses are replaced with the following:

Wells Fargo Advantage Growth Balanced Fund:

Investment Style	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	65%	50-80%
Fixed Income Styles	35%	20-50%

Investment Style/Portfolios	Neutral Target Allocation			Sub-Adviser
Equity Styles	65.00%
Large Cap Blend Style		16.25%
Index Portfolio			16.25%	Golden Capital Management, LLC
Large Cap Value Style		16.25%
C&B Large Cap Value Portfolio			5.42%	Cooke & Bieler, L.P.
Large Company Value Portfolio			10.83%	Phocas Financial Corporation
Large Cap Growth Style		16.25%
Diversified Large Cap Growth Portfolio			16.25%	Wells Capital Management Incorporated
Small Cap Style		6.50%
Emerging Growth Portfolio			1.625%	Wells Capital Management Incorporated
Small Company Growth Portfolio			1.625%	Peregrine Capital Management, Inc.
Small Company Value Portfolio			3.250%	Peregrine Capital Management, Inc.
International Style		9.75%
International Value Portfolio			4.88%	LSV Asset Management
International Growth Portfolio			4.87%	Artisan Partners Limited Partnership
Fixed Income Styles	35.00%
Managed Fixed Income Portfolio			24.50%	Galliard Capital Management, Inc.
Core Bond Portfolio			7.00%	Wells Capital Management Incorporated
Inflation-Protected Bond Portfolio			3.50%	Wells Capital Management Incorporated
Total Fund Assets	100.00%

Wells Fargo Advantage Moderate Balanced Fund:

Investment Style	Neutral Target Allocation	Target Allocation Ranges
Fixed Income Styles	60%	50-70%
Equity Styles	40%	30-50%

Investment Style/Portfolios	Neutral Target Allocation			Sub-Adviser
Fixed Income Styles	60.00%
Managed Fixed Income Portfolio			31.50%	Galliard Capital Management, Inc.
Stable Income Portfolio			15.00%	Galliard Capital Management, Inc.
Core Bond Portfolio			9.00%	Wells Capital Management Incorporated
Inflation-Protected Bond Portfolio			4.50%	Wells Capital Management Incorporated
Equity Styles	40.00%
Large Cap Blend Style		10.00%
Index Portfolio			10.00%	Golden Capital Management, LLC
Large Cap Value Style		10.00%
C&B Large Cap Value Portfolio			3.33%	Cooke & Bieler, L.P.
Large Company Value Portfolio			6.67%	Phocas Financial Corporation
Large Cap Growth Style		10.00%
Diversified Large Cap Growth Portfolio			10.00%	Wells Capital Management Incorporated
Small Cap Style		4.00%
Emerging Growth Portfolio			1.00%	Wells Capital Management Incorporated
Small Company Growth Portfolio			1.00%	Peregrine Capital Management, Inc.
Small Company Value Portfolio			2.00%	Peregrine Capital Management, Inc.
International Style		6.00%
International Value Portfolio			3.00%	LSV Asset Management
International Growth Portfolio			3.00%	Artisan Partners Limited Partnership
Total Fund Assets	100.00%

April 19, 2013                                                                                                                                        AFR043/P501SP